                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 10-D

                     ASSET-BACKED ISSUER DISTRIBUTION REPORT
                       PURSUANT TO SECTION 13 OR 15(D) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

For the Monthly Distribution Period from November 1, 2006 to November 30, 2006.

             Commission File Number of Issuing Entity: 333-127963-01

                        DAIMLERCHRYSLER AUTO TRUST 2006-A
           (Exact name of issuing entity as specified in its charter)

                 Commission File Number of Depositor: 333-127963

                 DAIMLERCHRYSLER FINANCIAL SERVICES AMERICAS LLC
              (Exact name of depositor as specified in its charter)

                 DAIMLERCHRYSLER FINANCIAL SERVICES AMERICAS LLC
               (Exact name of sponsor as specified in its charter)

       State of Delaware                                          20-6437245
(State or other jurisdiction of                                 (IRS Employer
 incorporation or organization                               Identification No.)
     of the issuing entity)

           c/o Deutsche Bank Trust Company Delaware, as owner trustee
             1011 Centre Road, Suite 200, Wilmington, Delaware 19805 (Address of principal executive offices of the issuing entity)(ZIP Code)

                                 (302) 636-3301
                      Telephone number, including area code

                     Registration/reporting
                     pursuant to(check one)
                  ---------------------------
                  Section   Section   Section    Name of Exchange
 Title of Class    12(b)     12(g)     15(d)    (if Section 12(b))
 --------------   -------   -------   -------   ------------------
Class A-2 Notes     [ ]       [ ]       [X]         ___________

Class A-3 Notes     [ ]       [ ]       [X]         ___________

Class A-4 Notes     [ ]       [ ]       [X]         ___________

Class B Notes       [ ]       [ ]       [X]         ___________

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports) and (2) has been subject to such filing requirements for the past 90 days.

     Yes  X  No
         ---    ---

                        Part I - Distribution Information

Item 1. Distribution and Pool Performance Information.

     In connection with the offering of DaimlerChrysler Auto Trust 2006-A, Asset Backed Notes, Class A-2, Class A-3, Class A-4, and Class B Certificates attached as Exhibit 99 is the distribution report prepared by DaimlerChrysler Financial Services Americas LLC and distributed to the trustee and securityholders pursuant to the transaction documents for the distribution period covered by the report.

Item 3. Sales of Securities and Use of Proceeds.

     The Certificate, which represents the equity interest in the Trust, was issued in a private placement under Section 4(2) of the Securities Act of 1933 to DaimlerChrysler Retail Receivables LLC, an affiliate of the Depositor, and was paid for by a borrowing under a subordinated note and, consequently, there were no additional proceeds from the sale of the Certificate.

                           Part II - Other Information

Item 9. Exhibits.

(a) List the documents filed as a part of the report: none.

(b) Filed, as exhibit 99 to this report, is the monthly distribution report for DaimlerChrysler Auto Trust 2006-A for the distribution period covered by this report.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

                                        DaimlerChrysler Auto Trust 2006-A
                                        (Issuing Entity)

                                        By: DAIMLERCHRYSLER FINANCIAL SERVICES
                                            AMERICAS LLC, as Servicer


Date: December 18, 2006                 By: /s/ Deb Smidt
                                            ------------------------------------
                                        Name: Deb Smidt
                                        Title: Assistant Controller

                                  EXHIBIT INDEX

Exhibit
  No.     Description of Exhibit
-------   ----------------------
  99      The monthly distribution report of DaimlerChrysler Auto Trust 2006-A to the holders of Asset Backed Notes for the distribution period covered by this report.